Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 304,654	$ 173,556	$ 565,999
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation	164,055	138,429	156,733
Amortization of debt (loans & leases) issuance costs	3,583	3,661	4,918
Noncash lease expense	18,385	9,793	10,638
Gain/(Loss) on debt extinguishment, net	1,144	5,149	(4,064)
Impairment loss	1,800	17,838	(0)
Gain on sale of vessels	(43,287)	(29,399)	0
Loss on bad debt	308	300	677
Share-based compensation	18,328	20,877	28,481
Gain from insurance proceeds relating to vessel total loss	0	(28,163)	0
Loss on write-down of inventory	6,286	9,318	17,326
Change in fair value of derivatives	(3,372)	9,662	(2,583)
Other non-cash charges	(190)	170	(225)
Write-off of current assets	0	0	607
Gain on hull and machinery claims	(898)	(200)	0
Equity in income/(loss) of investee	4	(60)	(109)
(Increase)/Decrease in:
Trade accounts receivable	33,600	14,396	(3,650)
Inventories	1,925	(5,851)	(9,411)
Prepaid expenses and other receivables	(11,187)	(6,829)	(3,818)
Derivatives asset	1,066	6,625	(91)
Accrued income	(67)	(0)	(0)
Due from related parties	1	286	(82)
Due from managers	(22)	61	9,338
Increase/(Decrease) in:
Accounts payable	(6,617)	7,306	11,563
Operating lease liability	(18,387)	(9,792)	(10,638)
Due to related parties	1,615	158	75
Accrued liabilities	(3,471)	(2,610)	4,031
Due to managers	3,552	1,042	2,459
Deferred revenue	(3,654)	54	(8,276)
Other current liabilities	2,000	(0)	(0)
Net cash provided by / (used in) Operating Activities	471,154	335,777	769,898
Cash Flows from Investing Activities:
Advances for vessels acquisitions, vessels under construction, vessel upgrades and other fixed assets	(55,095)	(18,091)	(25,403)
Cash proceeds from vessel sales	303,232	195,968	(0)
Cash proceeds from vessel total loss	(0)	55,000	(0)
Cash acquired related to the Eagle Merger	104,325	(0)	(0)
Hull and machinery insurance proceeds	3,716	2,641	4,531
Net cash provided by / (used in) Investing Activities	356,178	235,518	(20,872)
Cash Flows from Financing Activities:
Proceeds from bank loans	388,120	441,405	315,000
Loan and lease prepayments and repayments	(730,134)	(492,570)	(576,025)
Financing and debt extinguishment fees paid	(3,779)	(6,588)	(5,543)
Dividends paid	(277,008)	(158,052)	(668,697)
Proceeds from issuance of common stock	(0)	13,165	19,792
Offering expenses paid	(96)	(141)	(412)
Repurchase of common shares	(25,305)	(393,108)	(20,068)
Net cash provided by / (used in) Financing Activities	(648,202)	(595,889)	(935,953)
Net increase/(decrease) in cash and cash equivalents and restricted cash	179,130	(24,594)	(186,927)
Cash and cash equivalents and restricted cash at beginning of period	261,750	286,344	473,271
Cash and cash equivalents and restricted cash at end of period	440,880	261,750	286,344
Cash paid during the period for:
Interest, net of amount capitalized	87,523	56,025	49,598
Non-cash investing and financing activities:
Shares issued in connection with Eagle Merger	665,551	(0)	(0)
Vessel upgrades	5,932	2,916	(0)
Assumed bank loans and Convertible notes debt related to Eagle Merger	514,180	(0)	(0)
Right-of-use assets and lease obligations for charter-in contracts	171,615	(0)	(0)
Unpaid offering expenses	(0)	(0)	33
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and Cash Equivalents, at Carrying Value	425,066	227,481	269,754
Restricted Cash, Current	11,218	32,248	14,569
Restricted Cash, Noncurrent	4,596	2,021	2,021
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations, Total	$ 440,880	$ 261,750	$ 286,344